Offerings - Offering: 1	Aug. 09, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2034
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99994
Maximum Aggregate Offering Price	$ 699,958,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 103,313.81
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $699,958,000.